White Oak Select Growth Fund
Schedule of Investments
January 31, 2026 (Unaudited)
COMMON STOCKS - 99.37% Shares Fair Value
COMMUNICATIONS - 16.55%
Internet Media & Services - 16.55%
Alphabet, Inc. - Class A 58,802 $ 19,875,076
Alphabet, Inc. - Class C 104,396 35,341,178
Meta Platforms, Inc. - Class A 30,651 21,961,441
77,177,695
CONSUMER DISCRETIONARY - 13.93%
E-Commerce Discretionary - 8.77%
Amazon.com, Inc.
(a)
170,913 40,899,481
Retail - Discretionary - 5.16%
Lowe's Companies, Inc. 90,000 24,035,400
FINANCIALS - 18.53%
Asset Management - 6.33%
Charles Schwab Corp. (The) 284,100 29,523,672
Banking - 7.02%
JPMorgan Chase & Co. 106,957 32,717,077
Institutional Financial Services - 1.27%
State Street Corp. 45,300 5,927,958
Insurance - 3.91%
Chubb Ltd. 58,937 18,244,537
HEALTH CARE - 16.80%
Biotech & Pharma - 9.68%
Amgen, Inc. 82,460 28,191,425
Novartis AG - ADR
(b)
114,060 16,958,441
45,149,866
Health Care Facilities & Services - 4.72%
Cigna Corp. 32,952 9,032,473
Labcorp Holdings, Inc. 47,770 12,970,510
22,002,983
Medical Equipment & Devices - 2.40%
Alcon, Inc.
(b)
138,000 11,175,240
INDUSTRIALS - 2.39%
Electrical Equipment - 2.39%
Rockwell Automation, Inc. 26,392 11,128,187
TECHNOLOGY - 31.17%
Semiconductors - 17.40%
Broadcom, Inc. 40,000 13,252,000
KLA Corp. 24,028 34,310,542
NXP Semiconductors NV 66,513 15,041,250
QUALCOMM, Inc. 122,300 18,539,457
81,143,249
Software - 6.33%
Adobe Systems, Inc.
(a)
29,516 8,655,567
Microsoft Corp. 25,500 10,972,395

White Oak Select Growth Fund
Schedule of Investments (continued)
January 31, 2026 (Unaudited)
COMMON STOCKS - 99.37% (Continued) Shares Fair Value
TECHNOLOGY - 31.17% (Continued)
Software - 6.33% (Continued)
Salesforce, Inc. 46,585 $ 9,889,530
29,517,492
Technology Hardware - 5.54%
Cisco Systems, Inc. 330,000 25,845,600
Technology Services - 1.90%
Visa, Inc. - Class A 27,475 8,842,279
TOTAL COMMON STOCKS  (Cost $174,534,462) 463,330,716
SHORT-TERM INVESTMENTS - 5.26%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 0.58%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.25%, dated 1/31/2026 and
maturing 2/2/2026, collateralized by U . S . Treasury Securities with rates ranging from 3.75% to 4.25% and maturity dates
ranging from 4/15/2028 to 2/28/2031 with a par value of
$2,646,167 and a collateral value of $2,745, 142 2,691,290 2,691,290
COLLATERAL FOR SECURITIES LOANED - 4.68%
Mount Vernon Liquid Assets Portfolio, LLC, 3.72%
(c)
21,833,540 21,833,540
TOTAL SHORT-TERM INVESTMENTS (Cost $24,524,830) 24,524,830
TOTAL INVESTMENTS - 104.63% (Cost $199,059,292) 487,855,546
Liabilities in Excess of Other Assets - (4.63)% (21,572,292)
NET ASSETS - 100.00% $ 466,283,254
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $21,328,355.
(c) Rate disclosed is the seven day effective yield as of January 31, 2026.
ADR - American Depositary Receipt

Pin Oak Equity Fund
Schedule of Investments
January 31, 2026 (Unaudited)
COMMON STOCKS - 99.45% Shares Fair Value
COMMUNICATIONS - 17.00%
Internet Media & Services - 17.00%
Alphabet, Inc. - Class A 23,500 $ 7,943,000
Alphabet, Inc. - Class C 30,243 10,238,163
Meta Platforms, Inc. - Class A 10,359 7,422,223
25,603,386
CONSUMER DISCRETIONARY - 8.33%
E-Commerce Discretionary - 7.40%
Amazon.com, Inc.
(a)
46,556 11,140,851
Leisure Facilities & Services - 0.93%
Flutter Entertainment PLC
(a)(b)
8,480 1,400,472
ENERGY - 1.25%
Oil & Gas Producers - 1.25%
Coterra Energy, Inc. 65,000 1,875,250
FINANCIALS - 19.52%
Asset Management - 6.39%
Charles Schwab Corp. (The) 92,500 9,612,600
Institutional Financial Services - 8.24%
Bank of New York Mellon Corp. (The) 86,745 10,402,460
Northern Trust Corp. 13,455 2,010,581
12,413,041
Insurance - 4.89%
Assurant, Inc. 30,900 7,358,217
HEALTH CARE - 18.54%
Biotech & Pharma - 11.76%
Amgen, Inc. 18,500 6,324,780
Gilead Sciences, Inc. 48,145 6,834,183
Regeneron Pharmaceuticals, Inc. 6,139 4,551,761
17,710,724
Health Care Facilities & Services - 6.78%
McKesson Corp. 9,034 7,509,151
Quest Diagnostics, Inc. 14,417 2,696,412
10,205,563
INDUSTRIALS - 5.65%
Electrical Equipment - 3.76%
Amphenol Corp. - Class A 39,304 5,662,920
Industrial Support Services - 1.01%
Applied Industrial Technologies, Inc. 5,815 1,514,284
Machinery - 0.88%
ESAB Corp. 10,997 1,331,737
MATERIALS - 3.68%
Chemicals - 2.24%
New Linde PLC 7,398 3,380,664

Pin Oak Equity Fund
Schedule of Investments (continued)
January 31, 2026 (Unaudited)
COMMON STOCKS - 99.45% (Continued) Shares Fair Value
MATERIALS - 3.68% (Continued)
Metals & Mining - 1.44%
Newmont Goldcorp Corp. 19,253 $ 2,163,075
TECHNOLOGY - 25.48%
Semiconductors - 7.69%
Cirrus Logic, Inc.
(a)
11,836 1,542,704
KLA Corp. 7,029 10,036,990
11,579,694
Software - 6.35%
Akamai Technologies, Inc.
(a)
27,507 2,672,305
Microsoft Corp. 10,953 4,712,966
Zscaler, Inc.
(a)
10,872 2,174,509
9,559,780
Technology Services - 11.44%
Amdocs Ltd. 66,587 5,456,139
Paychex, Inc. 34,649 3,573,351
Visa, Inc. - Class A 25,443 8,188,321
17,217,811
TOTAL COMMON STOCKS  (Cost $57,969,067) 149,730,069
SHORT-TERM INVESTMENTS - 1.52%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 0.56%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.25%, dated 1/31/2026 and
maturing 2/2/2026, collateralized by U.S. Treasury Securities with rates ranging from 3.75% to 4.25% and maturity dates
ranging from 4/15/2028 to 2/28/2031 with a par value of
$834,590 and a collateral value of $865,806 848,822 848,822
COLLATERAL FOR SECURITIES LOANED - 0.96%
Mount Vernon Liquid Assets Portfolio, LLC, 3.72%
(c)
1,446,039 1,446,039
TOTAL SHORT-TERM INVESTMENTS (Cost $2,294,861) 2,294,861
TOTAL INVESTMENTS - 100.97% (Cost $60,263,928) 152,024,930
Liabilities in Excess of Other Assets - (0.97)% (1,457,959)
NET ASSETS - 100.00% $ 150,566,971
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $1,386,434.
(c) Rate disclosed is the seven day effective yield as of January 31, 2026.

Rock Oak Core Growth Fund
Schedule of Investments
January 31, 2026 (Unaudited)
COMMON STOCKS - 98.40% Shares Fair Value
CONSUMER DISCRETIONARY - 2.08%
Wholesale - Discretionary - 2.08%
Pool Corp. 1,030 $ 261,713
ENERGY - 3.43%
Oil & Gas Producers - 3.43%
Murphy USA, Inc.
(a)
1,024 432,650
FINANCIALS - 14.07%
Institutional Financial Services - 5.60%
Northern Trust Corp. 2,476 369,989
Virtu Financial, Inc. - Class A 8,100 336,231
706,220
Insurance - 8.47%
Assurant, Inc. 1,830 435,778
Hartford Financial Services Group, Inc. (The)
(a)
4,676 631,540
1,067,318
HEALTH CARE - 22.71%
Biotech & Pharma - 12.66%
Exelixis, Inc.
(b)
15,176 627,679
Jazz Pharmaceuticals PLC
(b)
4,005 658,783
Viatris, Inc. 23,547 308,230
1,594,692
Health Care Facilities & Services - 10.05%
Cardinal Health, Inc. 3,272 703,087
Quest Diagnostics, Inc. 3,015 563,896
1,266,983
INDUSTRIALS - 31.13%
Aerospace & Defense - 3.59%
TransDigm Group, Inc.
(a)(b)
317 452,530
Commercial Support Services - 3.97%
Republic Services, Inc. 2,323 499,654
Electrical Equipment - 6.12%
BWX Technologies, Inc. 3,000 616,290
Rockwell Automation, Inc. 367 154,746
771,036
Industrial Support Services - 4.00%
Applied Industrial Technologies, Inc. 1,936 504,154
Machinery - 13.45%
Curtiss-Wright Corp.
(a)
1,104 724,986
ESAB Corp. 2,137 258,791
Nordson Corp. 1,839 504,860
Symbotic, Inc.
(b)
3,808 207,041
1,695,678
MATERIALS - 12.08%
Chemicals - 3.82%
CF Industries Holdings, Inc. 5,159 480,974

Rock Oak Core Growth Fund
Schedule of Investments (continued)
January 31, 2026 (Unaudited)
COMMON STOCKS - 98.40% (Continued) Shares Fair Value
MATERIALS - 12.08% (Continued)
Construction Materials - 3.80%
Carlisle Companies, Inc. 1,405 $ 478,950
Metals & Mining - 4.46%
Newmont Goldcorp Corp. 5,000 561,750
TECHNOLOGY - 12.90%
Software - 3.46%
Veeva Systems, Inc. - Class A
(b)
900 183,528
Zscaler, Inc.
(b)
1,264 252,812
436,340
Technology Hardware - 7.10%
F5, Inc.
(b)
2,070 570,513
NetApp, Inc. 3,363 324,025
894,538
Technology Services - 2.34%
Amdocs Ltd. 3,602 295,148
TOTAL COMMON STOCKS  (Cost $6,922,296) 12,400,328
SHORT-TERM INVESTMENTS - 15.26%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 1.57%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.25%, dated 1/31/2026 and
maturing 2/2/2026, collateralized by U.S. Treasury Securities with rates ranging from 3.75% to 4.25% and maturity dates
ranging from 4/15/2028 to 2/28/2031 with a par value of
$194,832 and a collateral value of $202,119 198,154 198,154
COLLATERAL FOR SECURITIES LOANED - 13.69%
Mount Vernon Liquid Assets Portfolio, LLC, 3.72%
(c)
1,726,006 1,726,006
TOTAL SHORT-TERM INVESTMENTS (Cost $1,924,160) 1,924,160
TOTAL INVESTMENTS - 113.66% (Cost $8,846,456) 14,324,488
Liabilities in Excess of Other Assets - (13.66)% (1,721,116)
NET ASSETS - 100.00% $ 12,603,372
(a) Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $1,701,857.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of January 31, 2026.

River Oak Discovery Fund
Schedule of Investments
January 31, 2026 (Unaudited)
COMMON STOCKS - 83.19% Shares Fair Value
CONSUMER DISCRETIONARY - 3.50%
Retail - Discretionary - 3.50%
Asbury Automotive Group, Inc.
(a)(b)
3,210 $ 752,777
CONSUMER STAPLES - 1.01%
Household Products - 1.01%
Energizer Holdings, Inc.
(b)
10,003 218,366
FINANCIALS - 16.15%
Asset Management - 7.05%
AllianceBernstein Holding LP 20,318 864,328
Artisan Partners Asset Management, Inc. - Class A
(b)
14,702 654,533
1,518,861
Banking - 2.92%
Axos Financial, Inc.
(a)
6,342 627,794
Insurance - 6.18%
CNO Financial Group, Inc. 18,409 774,098
Selective Insurance Group, Inc. 6,631 557,535
1,331,633
HEALTH CARE - 6.30%
Biotech & Pharma - 3.85%
Prestige Consumer Healthcare, Inc.
(a)
12,857 828,891
Medical Equipment & Devices - 2.45%
Lantheus Holdings, Inc.
(a)
7,909 529,270
INDUSTRIALS - 29.09%
Commercial Support Services - 12.79%
Barrett Business Services, Inc. 25,733 977,854
Korn Ferry 10,759 747,428
V2X, Inc.
(a)
14,968 1,030,247
2,755,529
Electrical Equipment - 4.89%
Advanced Energy Industries, Inc.
(b)
4,129 1,054,381
Industrial Support Services - 4.05%
Applied Industrial Technologies, Inc. 3,350 872,374
Machinery - 7.36%
ESAB Corp. 5,671 686,758
Kadant , Inc.
(b)
2,798 898,270
1,585,028
TECHNOLOGY - 27.14%
Semiconductors - 22.92%
Ambarella, Inc.
(a)(b)
7,083 453,595
Cirrus Logic, Inc.
(a)(b)
7,311 952,916
Cohu , Inc.
(a)(b)
32,081 915,592
Diodes, Inc.
(a)
6,620 391,838
Kulicke & Soffa Industries, Inc. 21,713 1,244,806
Silicon Motion Technology Corp. - ADR
(b)
8,231 978,913
4,937,660

River Oak Discovery Fund
Schedule of Investments (continued)
January 31, 2026 (Unaudited)
COMMON STOCKS - 83.19% (Continued) Shares Fair Value
TECHNOLOGY - 27.14% (Continued)
Software - 4.22%
Clear Secure, Inc. - Class A 19,133 $ 624,118
Intapp , Inc.
(a)
8,423 285,961
910,079
TOTAL COMMON STOCKS  (Cost $9,890,785) 17,922,643
EXCHANGE-TRADED FUNDS - 4.82%
iShares Russell 2000 Growth ETF
(b)
3,090 1,039,260
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,064,834) 1,039,260
SHORT-TERM INVESTMENTS - 42.79%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 12.04%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.25%, dated 1/31/2026 and
maturing 2/2/2026, collateralized by U.S. Treasury Securities with rates ranging from 3.75% to 4.25% and maturity dates
ranging from 4/15/2028 to 2/28/2031 with a par value of
$2,551,226 and a collateral value of $2,646,649 2,594,729 2,594,729
COLLATERAL FOR SECURITIES LOANED - 30.75%
Mount Vernon Liquid Assets Portfolio, LLC, 3.72%
(c)
6,625,078 6,625,078
TOTAL SHORT-TERM INVESTMENTS (Cost $9,219,807) 9,219,807
TOTAL INVESTMENTS - 130.80% (Cost $20,175,426) 28,181,710
Liabilities in Excess of Other Assets - (30.80)% (6,636,504)
NET ASSETS - 100.00% $ 21,545,206
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $6,413,605.
(c) Rate disclosed is the seven day effective yield as of January 31, 2026.
ADR - American Depositary Receipt

Red Oak Technology Select Fund
Schedule of Investments
January 31, 2026 (Unaudited)
COMMON STOCKS - 99.82% Shares Fair Value
COMMUNICATIONS - 18.67%
Internet Media & Services - 18.67%
Alphabet, Inc. - Class A 50,000 $ 16,900,000
Alphabet, Inc. - Class C 228,720 77,428,582
Meta Platforms, Inc. - Class A 44,425 31,830,512
Netflix, Inc.
(a)
145,000 12,106,050
138,265,144
CONSUMER DISCRETIONARY - 10.77%
E-Commerce Discretionary - 10.77%
Amazon.com, Inc.
(a)
263,000 62,935,900
eBay, Inc. 185,030 16,878,437
79,814,337
INDUSTRIALS - 5.44%
Aerospace & Defense - 2.72%
Lockheed Martin Corp. - Class B 31,728 20,122,532
Electrical Equipment - 2.72%
Amphenol Corp. - Class A 140,000 20,171,200
TECHNOLOGY - 64.94%
Semiconductors - 30.29%
Advanced Micro Devices, Inc.
(a)
90,000 21,305,700
Broadcom, Inc. 177,840 58,918,392
KLA Corp. 40,325 57,581,681
NVIDIA Corp. 288,000 55,045,440
NXP Semiconductors NV 113,550 25,678,197
QUALCOMM, Inc. 38,200 5,790,738
224,320,148
Software - 15.31%
Adobe Systems, Inc.
(a)
38,735 11,359,039
Akamai Technologies, Inc.
(a)
101,780 9,887,927
Microsoft Corp. 99,403 42,772,117
Oracle Corp. 127,554 20,992,837
Synopsys, Inc.
(a)
60,970 28,358,061
113,369,981
Technology Hardware - 11.49%
Apple, Inc. 106,078 27,525,119
Cisco Systems, Inc. 500,000 39,160,000
NetApp, Inc. 191,334 18,435,031
85,120,150
Technology Services - 7.85%
Accenture PLC - Class A 50,118 13,213,110
MasterCard, Inc. - Class A 29,642 15,970,813
Visa, Inc. - Class A 90,000 28,964,700
58,148,623
TOTAL COMMON STOCKS  (Cost $176,888,837) 739,332,115

Red Oak Technology Select Fund
Schedule of Investments (continued)
January 31, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 0.28%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 0.28%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.25%, dated 1/31/2026 and
maturing 2/2/2026, collateralized by U.S. Treasury Securities with rates ranging from 3.75% to 4.25% and maturity dates
ranging from 4/15/2028 to 2/28/2031 with a par value of
$2,042,790 and a collateral value of $2,119,197 2,077,624 $ 2,077,624
TOTAL SHORT-TERM INVESTMENTS (Cost $2,077,624) 2,077,624
TOTAL INVESTMENTS - 100.10% (Cost $178,966,461) 741,409,739
Liabilities in Excess of Other Assets - (0.10)% (747,848)
NET ASSETS - 100.00% $ 740,661,891
(a) Non-income producing security.

Black Oak Emerging Technology Fund
Schedule of Investments
January 31, 2026 (Unaudited)
COMMON STOCKS - 99.04% Shares Fair Value
COMMUNICATIONS - 2.27%
Entertainment Content - 2.27%
AppLovin Corp. - Class A
(a)(b)
3,000 $ 1,419,330
CONSUMER DISCRETIONARY - 5.61%
E-Commerce Discretionary - 4.12%
MercadoLibre , Inc.
(a)
1,200 2,577,348
Leisure Facilities & Services - 1.49%
Flutter Entertainment PLC
(a)(b)
5,622 928,473
HEALTH CARE - 3.44%
Medical Equipment & Devices - 3.44%
Intuitive Surgical, Inc.
(a)
4,259 2,147,473
INDUSTRIALS - 11.32%
Electrical Equipment - 7.17%
Advanced Energy Industries, Inc.
(b)
17,560 4,484,122
Industrial Support Services - 4.15%
Applied Industrial Technologies, Inc. 9,964 2,594,725
TECHNOLOGY - 76.40%
Information Technology - 1.93%
Paylocity Holdings Corp.
(a)
8,930 1,205,371
Semiconductors - 44.87%
Advanced Micro Devices, Inc.
(a)
12,304 2,912,726
Cirrus Logic, Inc.
(a)
21,731 2,832,419
Cohu , Inc.
(a)
59,077 1,686,058
Diodes, Inc.
(a)(b)
25,770 1,525,326
KLA Corp. 3,563 5,087,750
Kulicke & Soffa Industries, Inc. 44,645 2,559,498
Lam Research Corp. 21,438 5,004,915
NVIDIA Corp. 20,660 3,948,746
Silicon Motion Technology Corp. - ADR 20,940 2,490,394
28,047,832
Software - 20.09%
Clear Secure, Inc. - Class A 44,795 1,461,213
Crowdstrike Holdings, Inc. - Class A
(a)
5,576 2,461,274
Fortinet, Inc.
(a)
25,980 2,111,135
Palantir Technologies, Inc. - Class A
(a)
10,310 1,511,343
Palo Alto Networks, Inc.
(a)
4,419 782,031
Salesforce, Inc. 7,994 1,697,046
Veeva Systems, Inc. - Class A
(a)
6,396 1,304,272
Zscaler, Inc.
(a)
6,152 1,230,462
12,558,776
Technology Hardware - 4.91%
F5, Inc.
(a)
11,141 3,070,571
Technology Services - 4.60%
Amdocs Ltd. 20,298 1,663,218
CSG Systems International, Inc.
(b)
10,000 797,500

Black Oak Emerging Technology Fund
Schedule of Investments (continued)
January 31, 2026 (Unaudited)
COMMON STOCKS - 99.04% (Continued) Shares Fair Value
TECHNOLOGY - 76.40% (Continued)
Technology Services - 4.60% (Continued)
PayPal Holdings, Inc.
(a)
7,920 $ 417,305
2,878,023
TOTAL COMMON STOCKS  (Cost $25,030,318) 61,912,044
SHORT-TERM INVESTMENTS - 14.45%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 0.97%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.25%, dated 1/31/2026 and
maturing 2/2/2026, collateralized by U.S. Treasury Securities with rates ranging from 3.75% to 4.25% and maturity dates
ranging from 4/15/2028 to 2/28/2031 with a par value of
$595,320 and a collateral value of $617,587 605,472 605,472
COLLATERAL FOR SECURITIES LOANED - 13.48%
Mount Vernon Liquid Assets Portfolio, LLC, 3.72%
(c)
8,429,378 8,429,378
TOTAL SHORT-TERM INVESTMENTS (Cost $9,034,850) 9,034,850
TOTAL INVESTMENTS - 113.49% (Cost $34,065,168) 70,946,894
Liabilities in Excess of Other Assets - (13.49)% (8,430,662)
NET ASSETS - 100.00% $ 62,516,232
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $7,798,078.
(c) Rate disclosed is the seven day effective yield as of January 31, 2026.
ADR - American Depositary Receipt

Live Oak Health Sciences Fund
Schedule of Investments
January 31, 2026 (Unaudited)
COMMON STOCKS - 98.30% Shares Fair Value
HEALTH CARE - 96.97%
Biotech - 28.23%
Amgen, Inc. 7,077 $ 2,419,485
Exelixis , Inc.
(a)
52,445 2,169,125
Gilead Sciences, Inc. 13,391 1,900,852
Incyte Corp.
(a)
15,511 1,552,186
Regeneron Pharmaceuticals, Inc. 3,260 2,417,127
United Therapeutics Corp.
(a)
5,543 2,602,383
Vertex Pharmaceuticals, Inc.
(a)
3,831 1,800,187
14,861,345
Health Care Facilities - 3.63%
Ensign Group, Inc. (The) 3,141 539,184
National Healthcare Corp. 9,612 1,375,573
1,914,757
Health Care Services - 8.92%
IQVIA Holdings, Inc.
(a)
6,398 1,472,500
Labcorp Holdings, Inc. 4,153 1,127,623
Medpace Holdings, Inc.
(a)
3,593 2,092,851
4,692,974
Health Care Supply Chain - 19.16%
Cardinal Health, Inc. 14,297 3,072,139
Cencora , Inc. 8,034 2,885,973
Cigna Corp.
(b)
6,051 1,658,640
McKesson Corp. 2,973 2,471,187
10,087,939
Large Pharmaceuticals - 15.33%
Eli Lilly & Co. 970 1,006,036
Johnson & Johnson 8,261 1,877,312
Merck & Co., Inc.
(b)
13,629 1,502,870
Novartis AG - ADR
(b)
16,784 2,495,445
Novo Nordisk A/S - ADR
(b)
19,907 1,183,073
8,064,736
Life Science & Diagnostics - 3.66%
Thermo Fisher Scientific, Inc. 3,329 1,926,193
Managed Care - 2.52%
Elevance Health, Inc. 3,831 1,324,530
Medical Devices - 4.80%
Medtronic PLC 12,359 1,272,482
Stryker Corp. 3,396 1,255,026
2,527,508
Medical Equipment - 6.72%
Intuitive Surgical, Inc.
(a)
3,517 1,773,342
Lantheus Holdings, Inc.
(a)
26,355 1,763,676
3,537,018
Specialty & Generic Pharmaceuticals - 4.00%
Jazz Pharmaceuticals PLC
(a)
12,812 2,107,446

Live Oak Health Sciences Fund
Schedule of Investments (continued)
January 31, 2026 (Unaudited)
COMMON STOCKS - 98.30% (Continued) Shares Fair Value
TECHNOLOGY - 1.33%
Application Software - 1.33%
Veeva Systems, Inc. - Class A
(a)
3,441 $ 701,689
TOTAL COMMON STOCKS  (Cost $26,204,466) 51,746,135
Shares or
Principal ($) Fair Value
SHORT-TERM INVESTMENTS - 11.28%
REPURCHASE AGREEMENTS - 0.36%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.25%, dated 1/31/2026 and
maturing 2/2/2026, collateralized by U.S. Treasury Securities with rates ranging from 3.75% to 4.25% and maturity dates
ranging from 4/15/2028 to 2/28/2031 with a par value of
$185,175 and a collateral value of $192,101 188,332 $ 188,332
COLLATERAL FOR SECURITIES LOANED - 10.92%
Mount Vernon Liquid Assets Portfolio, LLC, 3.72%
(c)
5,747,803 5,747,803
TOTAL SHORT-TERM INVESTMENTS (Cost $5,936,135) 5,936,135
TOTAL INVESTMENTS - 109.58% (Cost $32,140,601) 57,682,270
Liabilities in Excess of Other Assets - (9.58)% (5,042,784)
NET ASSETS - 100.00% $ 52,639,486
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $5,654,611.
(c) Rate disclosed is the seven day effective yield as of January 31, 2026.
ADR - American Depositary Receipt